  [LOGO]       INVESTING

               FOR THE
 EATON VANCE
 -----------   21ST
 -----------
MUTUAL FUNDS   CENTURY-Registered Trademark-



                                                                 [PHOTO]-Globe




Semiannual Report February 28, 1999









                                    EATON VANCE
                                    INFORMATION
                                      AGE FUND



[PHOTO]-Satelite Dish



                        GLOBAL MANAGEMENT--GLOBAL DISTRIBUTION







[PHOTO]-Baby at Computer

Eaton Vance Information Age Fund as of February 28, 1999

INVESTMENT UPDATE

[PHOTO] - Duncan W. Richardson, Portfolio Manager

INVESTMENT ENVIRONMENT

- Information age companies remained one of the fastest growing segments of the global economy. To seek its objective of long-term capital growth, Information Age Fund invests in a diversified global portfolio of securities of companies that create, process, and disseminate information.

- There have been tremendous recoveries in the world markets from the financial crises experienced last fall. This was particularly evident in the Portfolio's U.S. technology stocks and Japanese investments. We expect to see more of the last year's volatility in the world markets and will attempt to use this volatility to benefit our shareholders.

- The pervasive trends of the Information Age - relentless advances in technology, deregulation and privatization of industries, and the global spread of capitalism - continued to drive the performance of the securities in the Portfolio, despite inevitable short-term setbacks in particular industry sectors or geographical regions.

THE FUND

  THE PAST SIX MONTHS

- During the six months ended February 28, 1999, the Fund's Class A shares had a total return of 27.2%. This return was the result of an increase in net asset value (NAV)to $14.23 on February 28, 1999 from $11.71 on August 31, 1998, and the reinvestment of $0.622 in capital gains distributions. (1)


- Class B shares had a total return of 26.9% during the period; the result of an increase in NAV to $14.61 from $12.03, and the reinvestment of $0.622 per share in capital gains distributions. (1)

- Class C shares had a total return of 27.0% during the period, the result of an increase in NAV to $14.22 from $11.72, and the reinvestment of $0.622 per share in capital gains distributions. (1)

   MANAGEMENT DISCUSSION

- Management continued to focus on global telecom companies, especially those that provide Internet and data transmission services. With their large customer bases and strong balance sheets, such companies offer attractive long-term growth prospects.

- We believe that the recent economic recovery in Japan is real and should continue. Accordingly, we have maintained the Portfolio's exposure to Japanese stocks, especially those telecom companies benefitting from improved domestic operations. Japan's international technology companies could profit from an improvement in the semiconductor cycle.

- The Portfolio's largest holding is Pearson PLC, a British-based global media conglomerate. This stock has continued to be attractive because of its history of double-digit growth rates; preliminary reports indicate record profit growth of 20% in 1998.

- The Portfolio's largest U.S. holding, MediaOne Group, Inc., agreed in March to be acquired by another of the Portfolio's cable holdings, Comcast Corp., in an all-stock transaction. We continued to find U.S. cable stocks attractive due to the ongoing consolidation in the industry and their ability to generate new revenue streams from on-line services and telephony.

- We believe that many newly issued Internet securities issues are highly speculative and generally represent an unnecessary risk. We currently hold only a few "pure" Internet issues, preferring to invest in the scores of companies that are either benefitting from the buildout of the Internet or whose businesses can be leveraged by this revolutionary development.

- For their risk-adjusted performance through February 28, 1999, the Fund's B and C shares earned Five-Star Overall Morningstar
   RatingsTM among 897 international equity funds* - a nationally recognized monitor of mutual fund performance.


 * Morningstar ratings reflect historical risk-adjusted performance through 2/28/99 and are subject to change every month. Past performance is no guarantee of future results. Funds are assigned ratings from 1 star (lowest) to 5 stars (highest). Ratings are calculated from the funds' 3-,5-, and 10-year average annual returns (with fee adjustment) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill returns. The top 10% of the funds in a category receive 5 stars. For the 3-year period, the Fund's Class B and C shares were rated 5 stars (897 funds). Rating is for Class B and C only; ratings for other Class may vary. Morningstar ratings for Class B and C shares have been lower over selected periods.

-------------------------------------------------------------------------------

 FUND INFORMATION
 AS OF FEBRUARY 28, 1999


 Performance(2)      Class A         Class B          Class C
-------------------------------------------------------------

Average Annual Total Returns (at net asset value)
-------------------------------------------------------------
One Year              13.8%           13.5%            13.4%
Life of Fund+         17.4            17.2             16.7
-------------------------------------------------------------

SEC Average Annual Total Returns (including sales charge
 or applicable CDSC)
-------------------------------------------------------------
One Year               7.3%            8.5%            12.4%
Life of Fund+         15.4            16.6             16.7

+ Inception Dates--Class A: 9/18/95; Class B: 9/18/95;
  Class C: 11/22/95
-------------------------------------------------------------

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.


TEN LARGEST HOLDINGS(3) BY TOTAL NET ASSETS
-------------------------------------------------------------------------------
Pearson PLC                                3.4%
British Telecommunications PLC             3.2
Telecom Italia Spa                         2.5
MediaOne Group, Inc.                       2.2
SunGard Data Systems, Inc.                 2.1
Valassis Communications, Inc.              2.0
Mediaset Spa                               2.0
Xerox Corp.                                2.0
Secom Co. Ltd.                             2.0
Mirror Group PLC                           1.9


 (1)These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5%
    - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1%
    - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (3) Ten largest equity holdings accounted for 23.3% of the Portfolio's net assets. Holdings are subject to change. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 1999
Assets
------------------------------------------------------
Investment in Information Age Portfolio,
   at value
   (identified cost, $43,827,393)         $ 55,961,291
Receivable for Fund shares sold                135,624
Tax reclaim receivable                          16,706
Deferred organization expenses                  41,546
------------------------------------------------------
TOTAL ASSETS                              $ 56,155,167
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    131,843
Payable to affiliate for Trustees' fees             73
Other accrued expenses                          30,112
------------------------------------------------------
TOTAL LIABILITIES                         $    162,028
------------------------------------------------------
NET ASSETS                                $ 55,993,139
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $ 42,014,904
Accumulated undistributed net realized
   gain on investments from Porfolio
   (computed on the basis of identified
   cost)                                     2,331,185
Accumulated net investment loss               (486,848)
Net unrealized appreciation of
   investments from Portfolio (computed
   on the basis of identified cost)         12,133,898
------------------------------------------------------
TOTAL                                     $ 55,993,139
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 14,899,373
SHARES OUTSTANDING                           1,046,867
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $      14.23
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $14.23)       $      15.10
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 37,502,889
SHARES OUTSTANDING                           2,566,649
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $      14.61
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $  3,590,877
SHARES OUTSTANDING                             252,552
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $      14.22
------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 1999
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio
   (net of foreign taxes, $5,624)         $     95,955
Interest allocated from Portfolio               92,030
Expenses allocated from Portfolio             (355,126)
------------------------------------------------------
NET INVESTMENT LOSS FROM PORFOLIO         $   (167,141)
------------------------------------------------------

Expenses
------------------------------------------------------
Management fee                            $     63,048
Trustees fees and expenses                       2,372
Distribution and service fees
   Class A                                      33,347
   Class B                                     149,317
   Class C                                      14,913
Transfer and dividend disbursing agent
   fees                                         14,406
Amortization of organization expenses           12,625
Legal and accounting services                   11,984
Registration fees                                6,139
Custodian fee                                    5,379
Printing and postage                             3,935
Miscellaneous                                    2,242
------------------------------------------------------
TOTAL EXPENSES                            $    319,707
------------------------------------------------------

NET INVESTMENT LOSS                       $   (486,848)
------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  2,273,467
   Foreign currency transactions and
      forward foreign currency exchange
      contracts                                (25,623)
------------------------------------------------------
NET REALIZED GAIN                         $  2,247,844
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                            $ 10,085,241
   Foreign currency                             (9,732)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 10,075,509
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 12,323,353
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 11,836,505
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       FEBRUARY 28, 1999    YEAR ENDED
in Net Assets                             (UNAUDITED)          AUGUST 31, 1998
-------------------------------------------------------------------------------
From operations --
   Net investment loss                        $     (486,848)     $    (735,678)
   Net realized gain                               2,247,844          4,816,523
   Net change in unrealized
      appreciation (depreciation)                 10,075,509         (3,475,675)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                            $   11,836,505      $     605,170
-------------------------------------------------------------------------------
Distributions to shareholders --
   From net realized gain
      Class A                                 $     (623,931)     $    (552,894)
      Class B                                     (1,503,429)        (1,244,963)
      Class C                                       (131,635)          (102,337)
-------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS           $   (2,258,995)     $  (1,900,194)
-------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                 $    1,061,706      $   8,682,876
      Class B                                      2,883,072          7,304,479
      Class C                                        880,971          1,093,920
   Issued in reorganization of EV
      Traditional and Classic
      Information Age Funds
      Class A                                             --         12,492,459
      Class C                                             --          2,147,859
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                        585,131            528,077
      Class B                                      1,385,737          1,150,455
      Class C                                        126,075             95,882
   Cost of shares redeemed
      Class A                                     (1,624,173)        (9,182,708)
      Class B                                     (3,487,749)        (6,235,093)
      Class C                                       (519,157)          (695,984)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                    $    1,291,613      $  17,382,222
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                    $   10,869,123      $  16,087,198
-------------------------------------------------------------------------------


                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999    YEAR ENDED
Net Assets                                (UNAUDITED)          AUGUST 31, 1998
-------------------------------------------------------------------------------
At beginning of period                        $   45,124,016      $  29,036,818
-------------------------------------------------------------------------------

AT END OF PERIOD                              $   55,993,139      $  45,124,016
-------------------------------------------------------------------------------

Accumulated net
investment loss
included in net assets
-------------------------------------------------------------------------------
AT END OF PERIOD                              $     (486,848)     $          --
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                                    YEAR ENDED AUGUST 31,
                          SIX MONTHS ENDED                    ------------------------------------------------------------------
                          FEBRUARY 28, 1999
                               (UNAUDITED)(1)                                 1998                        1997        1996(1)(2)
                    -------------------------------------     -------------------------------------     ---------     ----------
                     CLASS A       CLASS B       CLASS C       CLASS A       CLASS B       CLASS C       CLASS B       CLASS B
--------------------------------------------------------------------------------------------------------------------------------
Net asset value --
   Beginning of
   period           $ 11.710      $ 12.030      $ 11.720      $ 11.970      $ 12.310      $ 12.020      $ 11.040      $ 10.000
--------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment
   loss             $ (0.108)     $ (0.137)     $ (0.159)     $ (0.156)     $ (0.210)     $ (0.205)     $ (0.178)     $ (0.134)
Net realized and
   unrealized gain     3.250         3.339         3.281         0.431         0.465         0.440         2.490         1.174
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
   OPERATIONS       $  3.142      $  3.202      $  3.122      $  0.275      $  0.255      $  0.235      $  2.312      $  1.040
--------------------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------------------
From net realized
   gain             $ (0.622)     $ (0.622)     $ (0.622)     $ (0.535)     $ (0.535)     $ (0.535)     $ (1.042)     $     --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL
   DISTRIBUTIONS    $ (0.622)     $ (0.622)     $ (0.622)     $ (0.535)     $ (0.535)     $ (0.535)     $ (1.042)     $     --
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE --
   END OF PERIOD    $ 14.230      $ 14.610      $ 14.220      $ 11.710      $ 12.030      $ 11.720      $ 12.310      $ 11.040
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)        27.16%        26.93%        26.97%         2.32%         2.08%         1.96%        20.79%        10.40%
--------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
   period (000's
   omitted)         $ 14,899      $ 37,503      $  3,591      $ 12,263      $ 30,331      $  2,531      $ 29,037      $ 21,800
Ratios (As a
   percentage of
   average daily
   net assets):
   Expenses(4)          2.40%(5)      2.80%(5)      2.88%(5)      2.68%         3.12%         3.20%         3.19%         2.96%(5)
   Net investment
      loss             (1.65)%(5)    (2.05)%(5)    (2.13)%(5)    (1.20)%       (1.64)%       (1.72)%       (1.67)%       (1.34)%(5)
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business, September 18, 1995, to August 31, 1996.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Information Age Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the "Trust"). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at the net asset value and are subject to a contingent deferred sales charge (see Note 6). All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Information Age Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (83.3% at February 28, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, if any, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

 D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

 E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 F Interim Financial Statements -- The interim financial statements relating to
   February 28, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any.

   Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the record date.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended February 28, 1999, the fee was equivalent to 0.25% (annualized) of the Fund's average net assets for such period and amounted to $63,048. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Certain officers and Trustees of the Fund and the Portfolio are directors/trustees of the above organizations. In addition, investment adviser and administrative fees are paid by the Portfolio to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $2,528 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 1999.

4 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different classes. Transactions in Fund shares were as follows:

                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999    YEAR ENDED
CLASS A                                   (UNAUDITED)          AUGUST 31, 1998
-------------------------------------------------------------------------------
Sales                                                 79,750            639,018
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                               43,634             45,288
Redemptions                                         (123,540)          (681,009)
Issued to EV Traditional Information Age
 shareholders                                             --          1,043,726
-------------------------------------------------------------------------------
NET INCREASE (DECREASE)                                 (156)         1,047,023
-------------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999    YEAR ENDED
CLASS B                                   (UNAUDITED)          AUGUST 31, 1998
-------------------------------------------------------------------------------
Sales                                                206,982            534,973
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                              100,635             95,519
Redemptions                                         (261,705)          (467,788)
-------------------------------------------------------------------------------
NET INCREASE                                          45,912            162,704
-------------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999    YEAR ENDED
CLASS C                                   (UNAUDITED)          AUGUST 31, 1998
-------------------------------------------------------------------------------
Sales                                                 65,105             82,330
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                                9,416              8,195
Redemptions                                          (37,840)           (53,285)
Issued to EV Classic Information Age
 shareholders                                             --            178,631
-------------------------------------------------------------------------------
NET INCREASE                                          36,681            215,871
-------------------------------------------------------------------------------

5 Distribution Plan
-------------------------------------------
   The Fund has adopted distribution plans (Class A Plan, Class B Plan, Class C Plan, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940.

   The Class A Plan provides for the payment of a monthly distribution fee to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), in an amount equal to the aggregate of (a) 0.50% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year.

   The Class B and Class C Plans provides for the payment of a monthly distribution fee to EVD at an annual rate not to exceed 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class.

   The Fund paid or accrued $20,067, $125,602, and $11,184 for Class A, Class B, and Class C shares, respectively, to or payable to EVD for the six months ended February 28, 1999, representing 0.30%, 0.75%, and 0.75% (annualized) of the average daily net assets for Class A, Class B, and Class C shares, respectively. At February 28, 1999, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $894,000 and $171,000 for Class B and Class C shares, respectively.

   In addition, the Plans authorize the Fund to make payments of service fees to EVD, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees have initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and Authorized Firms in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 28, 1999 amounted to $13,280, $23,715, and $3,729 for Class A, Class B, and Class C shares, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. A CDSC is imposed on certain Class C shares redeemed within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $53,000 and $400 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended February 28, 1999.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $5,687,092 and $7,055,725, respectively, for the six months ended February 28, 1999.

8 Transfer of Net Assets
-------------------------------------------
   On September 1, 1997, EV Marathon Information Age Fund received the net assets of the EV Traditional Information Age Fund and EV Classic Information Age Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Marathon Information Age Fund, at the closing, issued 1,043,726 Class A shares and 178,631 Class C shares of the Fund having an aggregate value of $12,492,459 and $2,147,859, respectively. As a result the Fund issued one Class A share and one Class C share for each share of EV Traditional Information Age Fund and EV Classic Information Age Fund, respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Traditional Information Age Fund's and EV Classic Information Age Fund's net assets at the date of the transaction were $12,492,459 and $2,147,859, respectively, including $1,702,572 and $241,938 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance Information Age Fund (formerly "EV Marathon Information Age Fund") were $43,677,136 with a net asset value of $11.97, $12.31 and $12.02 for Class A, Class B and Class C, respectively.

9 Name Change
-------------------------------------------
   Effective September 1, 1997, the EV Marathon Information Age Fund changed its name to Eaton Vance Information Age Fund.

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS -- 94.9%

SECURITY                                    SHARES          VALUE
------------------------------------------------------------------------
Advertising -- 2.7%
------------------------------------------------------------------------
Catalina Marketing Corp.(1)                     10,000      $    643,750
Omnicom Group, Inc.                             16,000         1,060,000
Young and Rubicam, Inc.(1)                       3,000           113,250
------------------------------------------------------------------------
                                                            $  1,817,000
------------------------------------------------------------------------
Biotechnology -- 1.0%
------------------------------------------------------------------------
Transkaryotic Therapies, Inc.(1)(2)             22,000      $    643,500
------------------------------------------------------------------------
                                                            $    643,500
------------------------------------------------------------------------
Broadcasting and Cable -- 14.6%
------------------------------------------------------------------------
Cable and Wireless Communications(1)(2)        100,000      $  1,179,505
CD Radio, Inc.(1)                               30,000           652,500
Clear Channel Communications, Inc.(1)           10,000           600,000
Comcast Corp., Class A                          11,000           780,313
Cox Communications, Inc., Class A(1)            11,000           778,250
Fox Entertainment Group, Inc.(1)                25,000           650,000
Infinity Broadasting Corp.(1)                   10,000           237,500
Liberty Media Group, Class A(1)                  2,000           107,750
MediaOne Group, Inc.(1)                         27,000         1,471,500
Mediaset Spa(2)                                140,000         1,325,263
Telewest Communications PLC(1)(2)               50,000           217,804
TV Francaise(2)                                  6,100         1,092,537
Univision Communications, Inc.(1)               17,000           692,750
------------------------------------------------------------------------
                                                            $  9,785,672
------------------------------------------------------------------------
Business Services - Miscellaneous -- 2.7%
------------------------------------------------------------------------
Half (Robert) International, Inc.(1)            14,000      $    504,000
Secom Co. Ltd.(2)                               17,000         1,318,096
------------------------------------------------------------------------
                                                            $  1,822,096
------------------------------------------------------------------------
Chemicals -- 1.2%
------------------------------------------------------------------------
Shin-Etsu Chemical Co.(2)                       35,000      $    819,127
------------------------------------------------------------------------
                                                            $    819,127
------------------------------------------------------------------------
SECURITY                                    SHARES          VALUE
------------------------------------------------------------------------

Communications Equipment -- 1.2%
------------------------------------------------------------------------
Cisco Systems, Inc.(1)                           4,000      $    391,250
Qualcom, Inc.(1)                                 6,000           438,000
------------------------------------------------------------------------
                                                            $    829,250
------------------------------------------------------------------------
Communications Services -- 21.9%
------------------------------------------------------------------------
3Com Corp.(1)                                   10,000      $    314,375
Ameritech Corp.                                  7,000           457,625
BCE, Inc.                                       10,000           404,375
Bezeq(1)(2)                                    250,000           873,314
British Telecommunications PLC(2)              125,000         2,163,025
City Telecom (HK) Ltd.(2)                    2,000,000           131,652
Energis(1)(2)                                   40,000           960,900
Estonian Telecom Ltd., GDR(1)(2)                10,100           214,625
GTE Corp.                                       15,000           973,125
Nippon Telegraph and Telephone
Corp.(1)(2)                                        130         1,070,337
NTT Mobile Communication Network,
Inc.(2)                                            200           811,550
Okinawa Cellular Telephone Co.(2)                  100           715,579
Panafon Hellenic Registered S GDS(1)(2)         25,500           813,450
SBC Communications, Inc.                        20,000         1,057,500
Sprint Corp.                                    14,000         1,201,375
Telecom Italia Spa(2)                          250,000         1,696,547
Videsh Sanchar Nigam Ltd., GDR(1)(2)            40,000           383,000
Videsh Sanchar Nigam Ltd., GDR(2)               50,000           478,750
------------------------------------------------------------------------
                                                            $ 14,721,104
------------------------------------------------------------------------
Computer Software -- 5.9%
------------------------------------------------------------------------
BMC Software, Inc.(1)                           10,000      $    408,750
Computer Associates International, Inc.         13,000           546,000
Documentum, Inc.(1)                             30,000           641,250
DST Systems, Inc.(1)                             5,000           271,250
Misys PLC(2)                                   105,000         1,004,741
Network Associates, Inc.(1)                     10,000           470,000
Oracle Corp.(2)                                 10,000           558,750
Seagull Holding NV(1)(2)                         1,000            16,097
Sendit AB(1)(2)                                  3,600            70,355
------------------------------------------------------------------------
                                                            $  3,987,193
------------------------------------------------------------------------
Computers and Business Equipment -- 5.2%
------------------------------------------------------------------------
EMC Corp.(1)                                     2,000      $    204,750
Lexmark International Group, Inc.(1)            12,000         1,238,250

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                    SHARES          VALUE
------------------------------------------------------------------------

Computers and Business Equipment (continued)
------------------------------------------------------------------------
NEC Corp.(2)                                    70,000      $    705,981
Xerox Corp.                                     24,000         1,324,500
------------------------------------------------------------------------
                                                            $  3,473,481
------------------------------------------------------------------------
Electrical Equipment -- 0.9%
------------------------------------------------------------------------
Hitachi Ltd.(2)                                100,000      $    631,393
------------------------------------------------------------------------
                                                            $    631,393
------------------------------------------------------------------------
Electronics -- 2.7%
------------------------------------------------------------------------
C. Uyemura & Co. Ltd.(2)                        20,000      $    626,342
Nikon Corp.(2)                                  75,000         1,048,112
S.O.I.T.E.C.(2)                                  5,000           131,856
------------------------------------------------------------------------
                                                            $  1,806,310
------------------------------------------------------------------------
Electronics - Instruments -- 3.0%
------------------------------------------------------------------------
Avimo Group Ltd.(2)                            400,000      $    571,196
Dae Duck Electronics, Co.(2)                        99             7,121
Elec and Eltek International Holdings
Ltd.(2)                                      3,750,000           716,342
Toshiba Corp.(2)                               110,000           681,568
------------------------------------------------------------------------
                                                            $  1,976,227
------------------------------------------------------------------------
Electronics - Semiconductors -- 1.7%
------------------------------------------------------------------------
Analog Devices, Inc.(1)                         25,000      $    626,563
Samsung Electronics(1)(2)                        1,458           102,721
Winbond Electronics Corp. GDR(1)(2)             32,000           433,600
------------------------------------------------------------------------
                                                            $  1,162,884
------------------------------------------------------------------------
Entertainment -- 0.6%
------------------------------------------------------------------------
Time Warner, Inc.                                6,000      $    387,000
------------------------------------------------------------------------
                                                            $    387,000
------------------------------------------------------------------------
Entertainment and Leisure -- 1.4%
------------------------------------------------------------------------
Mattel, Inc.                                    35,000      $    923,125
------------------------------------------------------------------------
                                                            $    923,125
------------------------------------------------------------------------
Information Services -- 8.8%
------------------------------------------------------------------------
Acxiom Corp.(1)                                 45,000      $  1,077,188
Automatic Data Processing, Inc.                 26,000         1,033,500
Azlan Group PLC(1)(2)                          800,000           698,254

SECURITY                                    SHARES          VALUE
------------------------------------------------------------------------

Information Services (continued)
------------------------------------------------------------------------
Computer Sciences Corp.                         10,000      $    666,250
Forsoft Ltd.(1)                                 23,000           219,938
Gartner Group, Inc., Class A(1)                 38,000           852,625
SunGard Data Systems, Inc.(1)                   35,000         1,386,875
------------------------------------------------------------------------
                                                            $  5,934,630
------------------------------------------------------------------------
Investment Services -- 0.4%
------------------------------------------------------------------------
E*Trade Group, Inc.(1)                           2,000      $     91,750
Schwab (Charles) and Co., Inc.                   2,000           149,125
------------------------------------------------------------------------
                                                            $    240,875
------------------------------------------------------------------------
Medical Products -- 1.0%
------------------------------------------------------------------------
Respironics, Inc.(1)                            50,000      $    640,625
------------------------------------------------------------------------
                                                            $    640,625
------------------------------------------------------------------------
Miscellaneous -- 1.5%
------------------------------------------------------------------------
Sepracor, Inc.(1)                                8,000      $    998,000
------------------------------------------------------------------------
                                                            $    998,000
------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.8%
------------------------------------------------------------------------
Input/Output, Inc.(1)                          100,000      $    562,500
------------------------------------------------------------------------
                                                            $    562,500
------------------------------------------------------------------------
Printing and Business Products -- 2.0%
------------------------------------------------------------------------
Valassis Communications, Inc.(1)                28,000      $  1,344,000
------------------------------------------------------------------------
                                                            $  1,344,000
------------------------------------------------------------------------
Publishing -- 11.4%
------------------------------------------------------------------------
Central Newspapers, Inc., Class A               10,000      $    350,000
McGraw-Hill Companies, Inc. (The)                3,000           328,313
Mirror Group PLC(2)                            400,000         1,242,764
New York Times Co.                              15,000           465,000
News Corp. Ltd.(2)                             150,636         1,054,505
Pearson PLC(2)                                 105,000         2,305,438
South China Morning Post (Holdings)
Ltd.(2)                                      1,500,000           643,739
Springer Alex Verlag AG(2)                       1,128         1,239,446
------------------------------------------------------------------------
                                                            $  7,629,205
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                    SHARES          VALUE
------------------------------------------------------------------------
Specialty Chemicals and Materials -- 0.6%
------------------------------------------------------------------------
Millipore Corp.                                 15,000      $    418,125
------------------------------------------------------------------------
                                                            $    418,125
------------------------------------------------------------------------
Telephone Utilities -- 1.7%
------------------------------------------------------------------------
Securicor PLC(2)                               125,000      $  1,168,094
------------------------------------------------------------------------
                                                            $  1,168,094
------------------------------------------------------------------------
Total Common Stocks
   (identified cost $49,248,687)                            $ 63,721,416
------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS -- 5.7%


                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000 OMITTED)     VALUE
------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 4.70%,
3/1/99                                    $      3,808      $  3,808,000
------------------------------------------------------------------------
Total Mortgage Pass-Throughs
   (identified cost $3,808,000)                             $  3,808,000
------------------------------------------------------------------------
Total Investments -- 100.6%
   (identified cost $53,056,687)                            $ 67,529,416
------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.6)%                    $   (373,167)
------------------------------------------------------------------------
Net Assets -- 100%                                          $ 67,156,249
------------------------------------------------------------------------

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
(1)  Non-income producing security.
(2)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 1999
(EXPRESSED IN UNITED STATES DOLLARS)
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $53,056,687)                           $ 67,529,416
Cash                                             1,839
Receivable for investments sold                892,078
Dividends and interest receivable               11,900
Deferred organization expenses                   2,106
------------------------------------------------------
TOTAL ASSETS                              $ 68,437,339
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $  1,250,464
Payable to affiliate for Trustees' fees          1,491
Other accrued expenses                          29,135
------------------------------------------------------
TOTAL LIABILITIES                         $  1,281,090
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 67,156,249
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 52,699,780
Net unrealized appreciation (computed on
   the basis of identified cost)            14,456,469
------------------------------------------------------
TOTAL                                     $ 67,156,249
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 1999
(EXPRESSED IN UNITED STATES DOLLARS)
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $6,686)  $    119,988
Interest                                       109,289
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    229,277
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    225,056
Administration fee                              74,938
Trustees fees and expenses                      16,736
Custodian fee                                   91,486
Legal and accounting services                   12,713
Amortization of organization expenses              609
Miscellaneous                                      630
------------------------------------------------------
TOTAL EXPENSES                            $    422,168
------------------------------------------------------

NET INVESTMENT LOSS                       $   (192,891)
------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  2,714,865
   Foreign currency transactions and
      forward foreign currency exchange
      contracts                                (30,318)
------------------------------------------------------
NET REALIZED GAIN                         $  2,684,547
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 11,954,972
   Foreign currency                            (11,556)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 11,943,416
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 14,627,963
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 14,435,072
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

(EXPRESSED IN UNITED STATES DOLLARS)

                                          SIX MONTHS ENDED
Increase (Decrease)                       FEBRUARY 28, 1999    YEAR ENDED
in Net Assets                             (UNAUDITED)          AUGUST 31, 1998
-------------------------------------------------------------------------------
From operations --
   Net investment income (loss)               $     (192,891)     $       4,607
   Net realized gain                               2,684,547          5,870,256
   Net change in unrealized appreciation
      (depreciation)                              11,943,416         (4,219,530)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                 $   14,435,072      $   1,655,333
-------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $    7,750,585      $  23,294,915
   Withdrawals                                    (8,585,755)       (22,767,845)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                  $     (835,170)     $     527,070
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                    $   13,599,902      $   2,182,403
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of period                        $   53,556,347      $  51,373,944
-------------------------------------------------------------------------------
AT END OF PERIOD                              $   67,156,249      $  53,556,347
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA (EXPRESSED IN UNITED STATES DOLLARS)

                                               SIX
                                               MONTHS
                                               ENDED
                                               FEBRUARY              YEAR ENDED AUGUST 31,
                                               28, 1999      -------------------------------------
                                               (UNAUDITED)     1998          1997         1996(1)
--------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------
Expenses                                           1.42%(2)      1.44%         1.48%         1.52%(2)
Net investment income (loss)                      (0.65)%(2)     0.01%        (0.04)%        0.07%(2)
Portfolio Turnover                                   55%          157%          160%          115%
--------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)      $ 67,156      $ 53,556      $ 51,374      $ 42,703
--------------------------------------------------------------------------------------------------

(1) For the period from the start of business, September 18, 1995, to August 31, 1996.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   Information Age Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio which was organized as a trust under the laws of the State of New York on September 1, 1992 seeks to provide long-term capital growth by investing in a global and diversified portfolio of securities of information age companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for Federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Trust's understanding of the applicable countries' tax rules and rates.

 C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures -- Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending upon whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 J Interim Financial Statements -- The interim financial statements relating to
   February 28, 1999 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM (the Advisers), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 1999, the adviser fee was 0.75% (annualized) of average net assets for such period and amounted to $225,056. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 1999, the administration fee was 0.25% (annualized) of average net assets for such period and amounted to $74,938. Except as to the Trustees of the Portfolio who are not members of the Advisers, or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 1999, no significant amounts have been deferred.

   Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations and purchased option transactions, aggregated $32,444,721 and $30,848,503, respectively, for the six months ended February 28, 1999.

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at February 28, 1999, are as follows:

AGGREGATE COST                            $ 53,056,687
------------------------------------------------------
Gross unrealized appreciation             $ 16,693,034
Gross unrealized depreciation               (2,220,305)
------------------------------------------------------
NET UNREALIZED APPRECIATION               $ 14,472,729
------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At February 28, 1999, there were no outstanding obligations under these financial instruments.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 1999.

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 1999

INVESTMENT MANAGEMENT

EATON VANCE INFORMATION AGE FUND

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

INFORMATION AGE PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Duncan W. Richardson
Vice President and
Co-Portfolio Manager

Hon. Robert Lloyd George
Vice President, Trustee

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Hon. Edward K.Y. Chen
President of Lingnan College,
Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

SPONSOR AND MANAGER OF EATON VANCE INFORMATION AGE
FUND AND ADMINISTRATOR OF INFORMATION AGE PORTFOLIO
Eaton Vance Management
24 Federal Street
Boston, MA 02110

CO-ADVISOR OF INFORMATION AGE PORTFOLIO
Boston Management and Research
24 Federal Street
Boston, MA 02110

Lloyd George Investment Management (Bermuda) Limited
3808 One Exchange Square
Central, Hong Kong

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group, Inc.
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123
(800) 262-1122



EATON VANCE INFORMATION AGE FUND
24 FEDERAL STREET
BOSTON, MA 02110




--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

 2-2143-4/99                                                         IASRC-4/99